Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Deferred expense
Federal	$ 0	$ 887	$ 1,072		$ 0	$ 1,284	$ (1,072)	$ 0	$ 3,459
Income tax expense (benefit)	$ 0	$ 887	1,072	$ (273)	$ 0	$ 1,284	(1,072)	$ 0	$ 3,459
Domestic Tax Authority
Investments, Owned, Federal Income Tax Note [Line Items]
Net operating loss carryforwards			$ 4,700				$ 4,700